CONVERTIBLE NOTES PAYABLE (Details 5) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 09, 2026	Apr. 07, 2026
Warrant Shares	770,000
Exercise Price	$ 0.25
Grant-Date Fair Value	$ 81,795
Jefferson Street Capital L L C [Member]
Issue Date	Apr. 07, 2026
Warrant Shares	385,000
Exercise Price	$ 0.25		$ 0.25
Expiration	Apr. 07, 2031
Grant-Date Fair Value	$ 36,211
Status	Outstanding
Lambda Ventures L L C [Member]
Issue Date	Apr. 09, 2026
Warrant Shares	385,000
Exercise Price	$ 0.25	$ 0.25
Expiration	Apr. 09, 2031
Grant-Date Fair Value	$ 45,584